Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited)

September 30, 2021

	Shares/ Principal	Fair Value

Common Stocks - 98.5%
Aerospace & Defense - 0.5%
Axon Enterprise, Inc. *	5,068	$887,001
HEICO Corp., Class A	6,483	767,782
		1,654,783
Air Freight & Logistics - 1.4%
C.H. Robinson Worldwide, Inc.	26,162	2,276,094
Expeditors International of Washington, Inc.	22,794	2,715,449
		4,991,543
Airlines - 0.2%
Alaska Air Group, Inc. *	9,759	571,877

Auto Components - 0.4%
BorgWarner, Inc.	36,140	1,561,609

Automobiles - 0.2%
Tesla, Inc. *	917	711,115

Banks - 0.0%†
Mid Penn Bancorp., Inc.	5	138
Western Alliance Bancorp	1,514	164,753
		164,891
Biotechnology - 2.8%
Alnylam Pharmaceuticals, Inc. *	711	134,244
BioMarin Pharmaceutical, Inc. *	27,772	2,146,498
Bridgebio Pharma, Inc. *	7,141	334,699
Exact Sciences Corp. *	17,605	1,680,397
Exelixis, Inc. *	50,091	1,058,924
Incyte Corp. *	22,790	1,567,496
Ionis Pharmaceuticals, Inc. *	12,235	410,362
Natera, Inc. *	4,595	512,067
Novavax, Inc. *	5,667	1,174,826
Sarepta Therapeutics, Inc. *	4,852	448,713
Seagen, Inc. *	4,913	834,227
Verve Therapeutics, Inc. *	568	26,696
		10,329,149
Building Products - 2.8%
Allegion PLC	31,027	4,101,149
Carrier Global Corp.	35,938	1,860,151
Lennox International, Inc.	3,050	897,219
Trane Technologies PLC	16,457	2,841,301
Trex Co., Inc. *	3,910	398,546
		10,098,366
Capital Markets - 2.1%
Ameriprise Financial, Inc.	3,282	866,842
Apollo Global Management, Inc.	7,089	436,611
Ares Management Corp., Class A	2,419	178,595
CME Group, Inc.	1,142	220,840
FactSet Research Systems, Inc.	2,887	1,139,730
MarketAxess Holdings, Inc.	1,339	563,304
Morningstar, Inc.	3,467	898,057
Raymond James Financial, Inc.	862	79,545
Stifel Financial Corp.	9,057	615,514
T Rowe Price Group, Inc.	13,336	2,623,191
		7,622,229

	Shares/ Principal	Fair Value

Chemicals - 0.3%
Amyris, Inc. *	11,279	$154,861
PPG Industries, Inc.	7,408	1,059,418
		1,214,279
Commercial Services & Supplies - 2.7%
Cintas Corp.	8,704	3,313,265
Copart, Inc. *	22,588	3,133,408
Driven Brands Holdings, Inc. *	3,488	100,768
IAA, Inc. *	60,444	3,298,429
Rollins, Inc.	2,519	88,996
		9,934,866
Communications Equipment - 0.0%†
Arista Networks, Inc. *	284	97,594

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	697	238,151

Consumer Finance - 0.9%
Ally Financial, Inc.	29,478	1,504,852
American Express Co.	4,350	728,756
Upstart Holdings, Inc. *	3,298	1,043,619
		3,277,227
Containers & Packaging - 0.8%
Avery Dennison Corp.	12,198	2,527,548
Sealed Air Corp.	6,532	357,888
		2,885,436
Distributors - 0.4%
Pool Corp.	3,470	1,507,403

Diversified Consumer Services - 1.0%
2U, Inc. *	2,270	76,204
Bright Horizons Family Solutions, Inc. *	7,002	976,219
Chegg, Inc. *	21,620	1,470,593
Duolingo, Inc. *	390	64,880
H&R Block, Inc.	41,399	1,034,975
Service Corp. International	1,765	106,359
		3,729,230
Diversified Financial Services - 0.3%
Voya Financial, Inc.	17,801	1,092,803

Electric Utilities - 0.4%
OGE Energy Corp.	45,294	1,492,890

Electrical Equipment - 1.0%
Generac Holdings, Inc. *	5,583	2,281,605
Plug Power, Inc. *	28,158	719,155
Rockwell Automation, Inc.	2,016	592,785
		3,593,545
Electronic Equipment, Instruments & Components - 2.1%
CDW Corp.	1,865	339,468
Cognex Corp.	14,418	1,156,612
Jabil, Inc.	5,744	335,277
Keysight Technologies, Inc. *	12,770	2,097,983
Vontier Corp.	7,585	254,856
Zebra Technologies Corp., Class A *	6,772	3,490,424
		7,674,620

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

	Shares/ Principal	Fair Value

Energy Equipment & Services - 0.0%†
Basic Energy Services, Inc. *	394	$12
Parker Drilling Co. *	2	7
Valaris PLC *	2,253	–
		19
Entertainment - 2.9%
Live Nation Entertainment, Inc. *	6,883	627,248
Roku, Inc. *	16,451	5,154,921
Spotify Technology SA *	15,139	3,411,422
Zynga, Inc., Class A *	155,158	1,168,340
		10,361,931
Equity Real Estate Investment - 1.0%
Extra Space Storage, Inc.	8,856	1,487,720
Life Storage, Inc.	3,556	408,015
Simon Property Group, Inc.	14,021	1,822,309
		3,718,044
Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	4,711	2,116,888

Food Products - 0.2%
Beyond Meat, Inc. *	2,563	269,781
Hershey Co. (The)	403	68,208
Kellogg Co.	8,136	520,053
		858,042
Health Care Equipment & Supplies - 6.0%
ABIOMED, Inc. *	4,586	1,492,835
Align Technology, Inc. *	1,665	1,107,941
Dexcom, Inc. *	11,008	6,019,835
Globus Medical, Inc., Class A *	10,145	777,310
IDEXX Laboratories, Inc. *	13,771	8,564,185
Insulet Corp. *	6,699	1,904,057
Masimo Corp. *	96	25,988
Novocure Ltd. *	2,198	255,342
Penumbra, Inc. *	3,411	909,031
Sight Sciences, Inc. *	1,283	29,124
Tandem Diabetes Care, Inc. *	2,888	344,769
West Pharmaceutical Services, Inc.	651	276,376
		21,706,793
Health Care Providers & Services - 0.7%
Amedisys, Inc. *	1,146	170,869
McKesson Corp.	10,890	2,171,248
Molina Healthcare, Inc. *	782	212,164
		2,554,281
Health Care Technology - 1.0%
Doximity, Inc., Class A *	3,345	269,941
Veeva Systems, Inc., Class A *	11,582	3,337,585
		3,607,526
Hotels, Restaurants & Leisure - 4.1%
Booking Holdings, Inc. *	24	56,973
Caesars Entertainment, Inc. *	10,806	1,213,298
Chipotle Mexican Grill, Inc. *	724	1,315,884
Darden Restaurants, Inc.	9,177	1,390,040
Domino's Pizza, Inc.	6,349	3,028,219

	Shares/ Principal	Fair Value

Hotels, Restaurants & Leisure (continued)
DraftKings, Inc., Class A *	10,613	$511,122
Dutch Bros, Inc., Class A *	972	42,107
Expedia Group, Inc. *	12,615	2,067,598
Penn National Gaming, Inc. *	880	63,765
Shake Shack, Inc., Class A *	1,757	137,854
Six Flags Entertainment Corp. *	35,203	1,496,128
Travel + Leisure Co.	7,554	411,920
Wynn Resorts Ltd. *	35,156	2,979,471
		14,714,379
Household Durables - 1.0%
DR Horton, Inc.	31,919	2,680,239
PulteGroup, Inc.	8,008	367,727
Tempur Sealy International, Inc.	2,685	124,611
Toll Brothers, Inc.	8,293	458,520
		3,631,097
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp., Class A	9,356	363,106

Insurance - 1.3%
Everest Re Group Ltd.	8,775	2,200,595
MetLife, Inc.	38,669	2,387,037
		4,587,632
Interactive Media & Services - 2.3%
Match Group, Inc. *	22,015	3,456,135
Pinterest, Inc., Class A *	36,054	1,836,951
Twitter, Inc. *	11,989	724,016
Zillow Group, Inc., Class A *	5,235	463,716
Zillow Group, Inc., Class C *	19,571	1,724,988
		8,205,806
Internet & Direct Marketing Retail - 1.6%
DoorDash, Inc., Class A *	7,307	1,505,096
Etsy, Inc. *	15,167	3,154,129
Stitch Fix, Inc., Class A *	3,968	158,522
Wayfair, Inc., Class A *	4,497	1,149,028
		5,966,775
IT Services - 6.5%
Broadridge Financial Solutions, Inc.	6,122	1,020,170
Cloudflare, Inc., Class A *	25,581	2,881,700
EPAM Systems, Inc. *	2,814	1,605,331
Fidelity National Information Services, Inc.	836	101,724
Gartner, Inc. *	3,435	1,043,828
Genpact Ltd.	12,847	610,361
Globant SA *	2,726	766,033
GoDaddy, Inc., Class A *	9,850	686,545
Jack Henry & Associates, Inc.	3,889	638,029
MongoDB, Inc. *	5,012	2,363,208
Okta, Inc. *	20,328	4,824,648
Paychex, Inc.	43,579	4,900,459
StoneCo Ltd., Class A *	27,601	958,307
Toast, Inc., Class A *	2,763	138,012

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

	Shares/ Principal	Fair Value

IT Services (continued)
Twilio, Inc., Class A *	1,726	$550,680
Wix.com Ltd. *	2,697	528,531
		23,617,566
Leisure Products - 1.0%
Peloton Interactive, Inc., Class A *	22,468	1,955,839
YETI Holdings, Inc. *	20,059	1,718,856
		3,674,695
Life Sciences Tools & Services - 6.5%
10X Genomics, Inc., Class A *	2,557	372,248
Adaptive Biotechnologies Corp. *	4,516	153,499
Agilent Technologies, Inc.	42,572	6,706,367
Avantor, Inc. *	76,859	3,143,533
Bio-Techne Corp.	98	47,488
Bruker Corp.	37,776	2,950,305
Charles River Laboratories International, Inc. *	282	116,373
Maravai LifeSciences Holdings, Inc., Class A *	5,335	261,842
Mettler-Toledo International, Inc. *	2,458	3,385,551
PPD, Inc. *	41,063	1,921,338
Repligen Corp. *	5,462	1,578,463
Sotera Health Co. *	6,160	161,084
Syneos Health, Inc. *	15,979	1,397,843
Waters Corp. *	4,040	1,443,492
		23,639,426
Machinery - 0.6%
AGCO Corp.	918	112,482
Briggs & Stratton Corp. *	1,081	0
Graco, Inc.	7,936	555,282
Otis Worldwide Corp.	15,964	1,313,518
Snap-on, Inc.	609	127,251
		2,108,533
Media - 0.4%
Altice USA, Inc., Class A *	25,137	520,839
Nexstar Media Group, Inc., Class A	6,726	1,022,083
		1,542,922
Metals & Mining - 0.0%†
Steel Dynamics, Inc.	2,657	155,381

Multiline Retail - 0.2%
Nordstrom, Inc. *	21,538	569,680

Multi-Utilities - 0.4%
DTE Energy Co.	11,412	1,274,835

Oil, Gas & Consumable Fuels - 1.5%
Cheniere Energy, Inc. *	28,692	2,802,348
Cimarex Energy Co.	1,777	154,954
Continental Resources, Inc.	3,983	183,816
Diamondback Energy, Inc.	6,464	611,947
EOG Resources, Inc.	8,175	656,207
Pioneer Natural Resources Co.	3,408	567,466

	Shares/ Principal	Fair Value

Oil, Gas & Consumable Fuels (continued)
Texas Pacific Land Corp.	459	$555,096
		5,531,834
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	2,811	172,511

Pharmaceuticals - 0.1%
Royalty Pharma PLC, Class A	10,368	374,700

Professional Services - 2.1%
Booz Allen Hamilton Holding Corp.	866	68,717
CoStar Group, Inc. *	14,921	1,284,101
Equifax, Inc.	16,164	4,096,281
Robert Half International, Inc.	17,005	1,706,112
TransUnion	4,521	507,753
		7,662,964
Real Estate Management & Development - 0.4%
CBRE Group, Inc., Class A *	13,730	1,336,753

Road & Rail - 2.5%
Landstar System, Inc.	27,673	4,367,353
Lyft, Inc., Class A *	30,162	1,616,382
Old Dominion Freight Line, Inc.	345	98,663
Ryder System, Inc.	6,078	502,711
XPO Logistics, Inc. *	32,054	2,550,857
		9,135,966
Semiconductors & Semiconductor Equipment - 4.5%
Applied Materials, Inc.	3,246	417,857
Brooks Automation, Inc.	7,082	724,843
Enphase Energy, Inc. *	10,665	1,599,430
Entegris, Inc.	9,957	1,253,586
Intel Corp.	34,017	1,812,426
Lattice Semiconductor Corp. *	4,304	278,254
MKS Instruments, Inc.	10,987	1,658,048
Monolithic Power Systems, Inc.	5,969	2,893,055
Silicon Laboratories, Inc. *	1,860	260,698
Synaptics, Inc. *	2,777	499,110
Teradyne, Inc.	12,702	1,386,677
Universal Display Corp.	1,884	322,089
Xilinx, Inc.	21,950	3,314,230
		16,420,303
Software - 18.8%
Alteryx, Inc., Class A *	12,363	903,735
ANSYS, Inc. *	1,405	478,332
Bentley Systems, Inc., Class B	4,594	278,580
Bill.com Holdings, Inc. *	5,755	1,536,297
Cadence Design Systems, Inc. *	31,581	4,782,627
Coupa Software, Inc. *	8,933	1,957,935
Crowdstrike Holdings, Inc., Class A *	18,406	4,523,827
Datadog, Inc., Class A *	12,910	1,824,828
DocuSign, Inc. *	20,080	5,169,194
Dynatrace, Inc. *	1,047	74,306

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

	Shares/ Principal	Fair Value

Software (continued)
Elastic NV *	5,222	$778,026
EngageSmart, Inc. *	4,904	167,030
Everbridge, Inc. *	1,396	210,852
Fair Isaac Corp. *	4,263	1,696,376
Five9, Inc. *	3,704	591,677
Fortinet, Inc. *	8,955	2,615,218
Freshworks, Inc., Class A *	6,665	284,529
HubSpot, Inc. *	7,972	5,389,789
Intuit, Inc.	4,918	2,653,310
Manhattan Associates, Inc. *	14,517	2,221,536
Medallia, Inc. *	7,770	263,170
Nutanix, Inc., Class A *	9,663	364,295
PagerDuty, Inc. *	21,211	878,560
Palantir Technologies, Inc., Class A *	148,772	3,576,479
Palo Alto Networks, Inc. *	3,818	1,828,822
Paycom Software, Inc. *	7,949	3,940,717
Paylocity Holding Corp. *	6,510	1,825,404
PTC, Inc. *	8,813	1,055,709
RingCentral, Inc., Class A *	7,991	1,738,042
Riskified Ltd., Class A *	3,442	78,512
SentinelOne, Inc., Class A *	6,913	370,329
ServiceNow, Inc. *	713	443,678
Smartsheet, Inc., Class A *	25,890	1,781,750
Splunk, Inc. *	22,215	3,214,733
Sprout Social, Inc., Class A *	1,265	154,267
Synopsys, Inc. *	2,919	873,978
Teradata Corp. *	1,949	111,775
Trade Desk, Inc. (The), Class A *	16,119	1,133,166
Unity Software, Inc. *	10,031	1,266,414
VMware, Inc., Class A *	3,936	585,283
Workday, Inc., Class A *	3,165	790,902
Zendesk, Inc. *	26,427	3,075,839
Zscaler, Inc. *	3,408	893,646
		68,383,474
Specialty Retail - 4.3%
American Eagle Outfitters, Inc.	26,194	675,805
AutoZone, Inc. *	110	186,779
Best Buy Co., Inc.	4,121	435,631
CarMax, Inc. *	7,144	914,146
Carvana Co. *	4,342	1,309,287
Five Below, Inc. *	6,649	1,175,610
GameStop Corp., Class A *	3,718	652,397
Leslie's, Inc. *	11,243	230,931
Lithia Motors, Inc.	3,975	1,260,234
National Vision Holdings, Inc. *	463	26,285
O'Reilly Automotive, Inc. *	1,624	992,361
Penske Automotive Group, Inc.	2,148	216,089
RH *	621	414,151
Tractor Supply Co.	17,571	3,560,060
Ulta Beauty, Inc. *	5,474	1,975,676
Victoria's Secret & Co. *	4,230	233,750

	Shares/ Principal	Fair Value

Specialty Retail (continued)
Williams-Sonoma, Inc.	7,754	$1,375,017
		15,634,209
Technology Hardware, Storage & Peripherals - 2.1%
Hewlett Packard Enterprise Co.	39,382	561,194
HP, Inc.	38,940	1,065,398
NetApp, Inc.	56,328	5,056,001
Pure Storage, Inc., Class A *	39,189	985,995
		7,668,588
Textiles, Apparel & Luxury Goods - 2.2%
Deckers Outdoor Corp. *	1,991	717,158
Lululemon Athletica, Inc. *	11,377	4,604,272
On Holding AG, Class A *	10,747	323,807
Ralph Lauren Corp.	675	74,952
Skechers U.S.A., Inc., Class A *	39,632	1,669,300
Tapestry, Inc.	13,064	483,629
		7,873,118
Trading Companies & Distributors - 1.1%
SiteOne Landscape Supply, Inc. *	12,340	2,461,460
WW Grainger, Inc.	4,136	1,625,696
		4,087,156
Total Common Stocks (Cost - $313,690,658)		357,700,539
Rights - 0.0%†
Alder BioPharmaceuticals, CVR*	638	561
Achillion Pharmaceuticals, Inc., CVR*	1,183	544
Prevail Therapeutics, CVR*	107	54

Total Rights (Cost - $562)		1,159
Warrants - 0.0%†
Oasis Petroleum, Inc., expires 12/31/25*	24	468
Valaris Ltd., expires 12/31/28*	61	208
Parker Drilling Co., expires 9/16/24*	20	0
Total Warrants (Cost - $744)		676
Short-Term Investments - 1.4%
Money Market Funds - 1.4%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01%(a) (Cost - $5,101,334)	5,101,334	5,101,334

Total Investments - 99.9% (Cost - $318,793,298)		$362,803,708
Other Assets Less Liabilities - Net 0.1%		246,314
Total Net Assets - 100.0%		$363,050,022

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	The rate shown is the annualized seven-day yield at period end.

CVR	-	Contingent Value Rights
PLC	-	Public Limited Company

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
S&P 500 E-Mini Future	Goldman Sachs & Co.	26	12/17/2021	$5,587,075	$(187,728)